Income Taxes - Schedule of Components of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Current tax expense (benefit): Federal income												$ 3,196	$ 1,629	$ 2,210
Current tax expense (benefit): State income												938	343	470
Current tax expense (benefit): Total												4,134	1,972	2,680
Deferred tax (benefit) expense: Federal income												49	411	(24)
Deferred tax (benefit) expense: State income												122	102	120
Deferred tax (benefit) expense: Total												171	513	96
Valuation allowance												(88)	(235)
Income Taxes	$ 870	$ 1,210	$ 685	$ 1,301	$ 1,021	$ 606	$ 323	$ 518	$ 803	$ 1,423	$ 2,322	$ 4,217	$ 2,250	$ 2,776